Taxes on income (Tables)	12 Months Ended
Dec. 31, 2021
Taxes on income
Schedule of components of income tax expense (benefit)

		2020	2019
in EUR	2021	Restated*	Restated*
Current tax expense	1,776,180	2,275,672	201,953
Adjustments in respect of current income tax of previous year	—	86,252	156,800
Deferred income tax charge / (benefit)	(559,273)	(385,434)	(175,544)
Income tax expense	1,216,908	1,976,490	183,209

*Certain amounts for 2019 and 2020 have been restated; see Note 2.3

Schedule of effective income tax rate reconciliation

		2020	2019
in EUR	2021	Restated*	Restated*
Loss before tax	(10,291,112)	(2,937,410)	(15,834,420)
Tax under domestic (German) tax rate	3,310,651	944,965	5,093,933
Effect of tax rate in foreign jurisdictions	(121,803)	423,177	119,823
Tax effect of:
Changes in domestic tax rate	—	—	(11,938)
Non‑deductible expenses	(226,612)	(128,603)	(47,925)
Current‑year losses for which no deferred tax asset is recognized	(4,579,676)	(2,599,849)	(3,059,240)
Write off (reversal) of deferred tax assets for tax losses carried forward or deductible temporary differences	515,300	(572,321)	(2,089,536)
Withholding taxes	(142,394)	(126,455)	(195,123)
Income tax for prior years	—	72,671	(892)
Deferred tax prior years	33,080	—	—
Others	(5,454)	9,925	7,688
Income tax expense	(1,216,908)	(1,976,490)	(183,209)
Effective tax rate	11.82%	67.29%	1.16%

*Certain amounts for 2019 and 2020 have been restated; see Note 2.3

Schedule of components of deferred tax balances

					2019
	2021		2020		Restated*
	Deferred Tax	Deferred Tax	Deferred Tax	Deferred Tax	Deferred Tax	Deferred Tax
in EUR	Assets	Liabilities	Assets	Liabilities	Assets	Liabilities
Non‑current assets
Intangible assets	199,402	(122,157)	158,134	(292,338)	115,923	(476,530)
Property and equipment	15,051	(3,165,137)	—	(3,073,184)	—	(4,155,783)
Other financial assets	—	—	—	—	—	—
Current assets
Inventories	904,425	—	58,186	—	312,529	—
Trade accounts receivables	61,177	(49,201)	163,841	—	50,849	(13,913)
Other current assets	142,464	(1,629,005)	—	(85,795)	—	(923,473)
Cash and cash equivalents	6,402	(94,947)	8,100	—	13,596	—
Non‑current liabilities
Loans	—	—	—	—	—	—
Provisions	48,996	—	41,791	(12,737)	34,740	—
Lease liabilities	2,511,560	—	2,076,118	—	2,803,625	—
Current liabilities
Loans	—	—	—	—	—	—
Trade accounts payable	501,913	—	691,939	(60,747)	880,190	(86,100)
Provisions	186,113	—	—	—	—	—
Lease liabilities	672,520	(1,900)	484,147	—	484,298	—
Other financial liabilities	553,922	—	208,879	—	39,935	—
Other non‑financial liabilities	146,835	(25,490)	2,359	(10,445)	15,778	(4,011)
Losses carried forward	101,070	—	40,242	—	931,578	—
Deferred Taxes before netting	6,051,852	(5,087,835)	3,933,736	(3,535,246)	5,683,042	(5,659,809)
Netting	(5,084,054)	5,084,054	(3,535,246)	3,535,246	(5,514,354)	5,514,354
Deferred Taxes netted	967,799	(3,781)	398,491	—	168,686	(145,456)

*Certain amounts as of December 31, 2019 have been restated; see Note 2.3